Annual Total Returns- Alger Weatherbie Specialized Growth Fund - Y (Class Y Shares) [BarChart] - Class Y Shares - Alger Weatherbie Specialized Growth Fund - AC - Class Y	2018	2019	2020
Total	(3.82%)	39.73%	57.45%